UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Villere Balanced Fund
Investor Class | VILLX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Villere Balanced Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$45	0.91%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
For the 6-month period ended February 28, 2025, the Fund underperformed its benchmark, the Lipper Balanced Funds Index. As in recent years, we believe the primary driver of this underperformance was the lack of megacap technology stocks in the Fund relative to the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
During the 6-month period, market capitalization-weighted benchmarks’ returns were driven almost entirely by the performance of a small handful of technology stocks. The Fund is significantly underweighted to these stocks.
POSITIONING
We continued to increase the Fund’s exposure to fixed income as the Federal Reserve kept interest rates higher to combat inflation, thus making bonds more attractive.

Top Contributors
↑	Visa, Inc. - Class A
↑	Palomar Holdings, Inc.
↑	Ligand Pharmaceuticals Inc.
↑	J.P. Morgan Chase & Co.

Top Detractors
↓	Teleflex Incorporated
↓	ON Semiconductor Corporation
↓	Tidewater Inc.
↓	Lineage, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Villere Balanced Fund	PAGE 1	TSR-SAR-742935539

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	1.01	3.26	3.12
Lipper Balanced Funds Index	10.78	8.21	6.80
S&P 500 TR	18.41	16.85	12.98
Bloomberg Intermediate Government/Credit Index	5.86	0.68	1.81
S&P 500/Bloomberg Cap Int Govt/Cr Bd	13.96	11.25	9.21
Visit https://villere.com/mutual-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$109,703,991
Number of Holdings	67
Portfolio Turnover	7%
Visit https://villere.com/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	12.8%
Pool Corp.	4.5%
Invesco Government & Agency Portfolio	4.3%
Visa, Inc.	3.8%
Roper Technologies, Inc.	3.3%
Option Care Health, Inc.	3.2%
JPMorgan Chase & Co.	3.0%
Uber Technologies, Inc.	2.9%
On Holding AG	2.7%
Toyota Motor Corp.	2.6%

Security Type	(% of Net Assets)
Common Stocks	66.7%
Corporate Bonds	25.2%
Investments Purchased with Proceeds from Securities Lending	12.8%
Money Market Funds	4.3%
Real Estate Investment Trusts	1.9%
Convertible Preferred Stocks	1.7%
Cash & Other	-12.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://villere.com/mutual-funds/.
Villere Balanced Fund	PAGE 2	TSR-SAR-742935539

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your St. Denis J. Villere & Company, LLC documents not be householded, please contact St. Denis J. Villere & Company, LLC at 866-209-1129, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by St. Denis J. Villere & Company, LLC or your financial intermediary.
Villere Balanced Fund	PAGE 3	TSR-SAR-742935539

Villere Equity Fund
Investor Class | VLEQX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Villere Equity Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$57	1.17%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
For the 6-month period ended February 28, 2025, the Fund underperformed its benchmark, the Lipper Mid-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Significant fluctuations in U.S. trade policy have led to a sharp increase in stock volatility as traders attempt to predict tariffs and their impact on the outlooks for individual securities. Generally, companies with meaningful exposure to international trade underperformed during the period.

Top Contributors
↑	Palomar Holdings, Inc.
↑	Visa, Inc. - Class A
↑	Amazon.com, Inc.
↑	Ligand Pharmaceuticals Inc.

Top Detractors
↓	Tidewater Inc.
↓	Teleflex Incorporated
↓	ON Semiconductor Corporation
↓	Lineage, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Villere Equity Fund	PAGE 1	TSR-SAR-74316J391

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	-0.30	2.57	2.21
S&P 500 TR	18.41	16.85	12.98
Lipper Mid Cap Growth Funds Index	3.64	8.16	8.72
Visit https://villere.com/mutual-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$37,866,318
Number of Holdings	42
Portfolio Turnover	6%
Visit https://villere.com/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	15.5%
Invesco Government & Agency Portfolio	8.3%
Option Care Health, Inc.	4.9%
Visa, Inc.	4.5%
Pool Corp.	4.5%
Amazon.com, Inc.	4.4%
Roper Technologies, Inc.	4.2%
Uber Technologies, Inc.	4.0%
On Holding AG	3.9%
Stryker Corp.	3.7%

Security Type	(% of Net Assets)
Common Stocks	87.7%
Investments Purchased with Proceeds from Securities Lending	15.5%
Money Market Funds	8.3%
Real Estate Investment Trusts	2.8%
Convertible Preferred Stocks	1.1%
Cash & Other	-15.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://villere.com/mutual-funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your St. Denis J. Villere & Company, LLC documents not be householded, please contact St. Denis J. Villere & Company, LLC at 866-209-1129, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by St. Denis J. Villere & Company, LLC or your financial intermediary.
Villere Equity Fund	PAGE 2	TSR-SAR-74316J391

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Villere Funds
VILLERE BALANCED FUND
VILLERE EQUITY FUND
Core Financial Statements
February 28, 2025 (Unaudited)

Villere Balanced Fund
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.7%
Administrative and Support Services - 6.4%
Uber Technologies, Inc.(a)	42,090	$3,199,261
Visa, Inc. - Class A	10,520	3,815,709
		7,014,970
Ambulatory Health Care Services - 3.2%
Option Care Health, Inc.(a)	104,155	3,489,193
Beverage and Tobacco Product Manufacturing - 1.3%
PepsiCo, Inc.	9,000	1,381,230
Chemical Manufacturing - 6.2%
Abbott Laboratories	13,675	1,887,287
Colgate-Palmolive Co.	24,070	2,194,462
Ligand Pharmaceuticals, Inc.(a)	22,313	2,727,318
		6,809,067
Computer and Electronic Product Manufacturing - 6.1%
Microchip Technology, Inc.	21,620	1,272,553
ON Semiconductor Corp.(a)	36,695	1,726,500
Roper Technologies, Inc.	6,260	3,658,970
		6,658,023
Credit Intermediation and Related Activities - 5.5%
Euronet Worldwide, Inc.(a)	26,505	2,715,702
JPMorgan Chase & Co.	12,535	3,317,388
		6,033,090
Food Manufacturing - 1.3%
Mondelez International, Inc. - Class A	22,950	1,474,079
Insurance Carriers and Related Activities - 3.8%
Palomar Holdings, Inc.(a)	18,944	2,437,335
Progressive Corp.	6,105	1,721,610
		4,158,945
Management of Companies and Enterprises - 2.7%
On Holding AG - Class A(a)	60,446	2,930,422
Merchant Wholesalers, Durable Goods - 4.5%
Pool Corp.(b)	14,312	4,966,264
Mining (except Oil and Gas) - 2.3%
Freeport-McMoRan, Inc.	68,640	2,533,502
Miscellaneous Manufacturing - 6.8%
Johnson & Johnson	9,720	1,603,994
STERIS PLC	8,095	1,774,910

	Shares	Value
Stryker Corp.	7,110	$2,745,811
Teleflex, Inc.	10,470	1,389,892
		7,514,607
Performing Arts, Spectator Sports, and Related Industries - 1.9%
Caesars Entertainment, Inc.(a)	61,649	2,047,980
Petroleum and Coal Products Manufacturing - 1.5%
Chevron Corp.	10,610	1,682,958
Professional, Scientific, and Technical Services - 2.4%
IDEXX Laboratories, Inc.(a)	4,735	2,069,716
OmniAb, Inc.(a)	156,444	544,425
OmniAb, Inc.(a)(c)	20,984	0
OmniAb, Inc.(a)(c)	20,984	0
		2,614,141
Publishing Industries - 1.7%
Microsoft Corp.	4,615	1,832,109
Support Activities for Mining - 2.3%
Atlas Energy Solutions, Inc.(b)	128,905	2,498,179
Support Activities for Transportation - 2.3%
J.B. Hunt Transport Services, Inc.	15,780	2,543,578
Telecommunications - 1.7%
Verizon Communications, Inc.	43,435	1,872,048
Transportation Equipment Manufacturing - 1.1%
Lockheed Martin Corp.	2,745	1,236,266
Water Transportation - 1.7%
Tidewater, Inc.(a)	41,885	1,910,794
TOTAL COMMON STOCKS (Cost $55,177,185)		73,201,445
	Par
CORPORATE BONDS - 25.2%
Beverage and Tobacco Product Manufacturing - 0.4%
PepsiCo, Inc., 4.50%, 07/17/2029	$500,000	503,951
Chemical Manufacturing - 3.3%
AbbVie, Inc., 4.88%, 03/15/2030	485,000	490,639
HB Fuller Co., 4.00%, 02/15/2027	2,418,000	2,346,180
Kimberly-Clark Corp., 3.20%, 04/25/2029	100,000	95,635
Scotts Miracle-Gro Co., 4.50%, 10/15/2029(b)	700,000	661,932
		3,594,386

The accompanying notes are an integral part of these financial statements.

1

Villere Balanced Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Computer and Electronic Product Manufacturing - 0.5%
Northrop Grumman Corp., 4.60%, 02/01/2029	$525,000	$525,855
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.3%
Visa, Inc., 0.75%, 08/15/2027 (b)	321,000	296,139
Couriers and Messengers - 0.4%
United Parcel Service, Inc., 5.15%, 05/22/2034	480,000	487,871
Electrical Equipment, Appliance, and Component Manufacturing - 0.9%
Hubbell, Inc., 3.50%, 02/15/2028	1,045,000	1,011,982
Fabricated Metal Product Manufacturing - 0.8%
Emerson Electric Co., 0.88%, 10/15/2026	950,000	899,605
Insurance Carriers and Related Activities - 1.2%
Enact Holdings, Inc., 6.25%, 05/28/2029	500,000	514,504
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	800,000	774,141
		1,288,645
Machinery Manufacturing - 0.8%
Brunswick Corp., 4.40%, 09/15/2032(b)	960,000	887,568
Merchant Wholesalers, Durable Goods - 1.2%
Avnet, Inc., 3.00%, 05/15/2031	1,000,000	873,185
Reliance, Inc., 1.30%, 08/15/2025	490,000	483,077
		1,356,262
Merchant Wholesalers, Nondurable Goods - 0.5%
Sysco Corp., 5.10%, 09/23/2030	529,000	536,414
Paper Manufacturing - 0.8%
Sonoco Products Co., 2.25%, 02/01/2027	950,000	907,605
Professional, Scientific, and Technical Services - 0.8%
Alphabet, Inc., 0.80%, 08/15/2027	1,000,000	923,239

	Par	Value
Rail Transportation - 1.6%
Union Pacific Corp., 2.80%, 02/14/2032	$2,000,000	$1,771,141
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 1.3%
Amazon.com, Inc., 1.65%, 05/12/2028(b)	1,500,000	1,385,768
Transportation Equipment Manufacturing - 5.0%
Honda Motor Co. Ltd., 2.53%, 03/10/2027	1,200,000	1,156,392
Honeywell International, Inc., 4.95%, 09/01/2031(b)	1,000,000	1,015,557
Oshkosh Corp., 3.10%, 03/01/2030	500,000	462,467
Toyota Motor Corp., 1.34%, 03/25/2026	2,900,000	2,810,742
		5,445,158
Utilities - 5.4%
Alabama Power Co., 1.45%, 09/15/2030(b)	1,500,000	1,271,796
Duke Energy Corp., 0.90%, 09/15/2025	1,000,000	980,070
Pacific Gas & Electric Co., 4.20%, 03/01/2029	600,000	580,012
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	1,500,000	1,548,868
Southern Co., 5.11%, 08/01/2027(d)	1,500,000	1,514,413
		5,895,159
TOTAL CORPORATE BONDS (Cost $28,666,685)		27,716,748
	Shares
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Warehousing and Storage - 1.9%
Lineage, Inc.(b)	34,155	2,057,839
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,571,646)		2,057,839
CONVERTIBLE PREFERRED STOCKS - 1.7%
Credit Intermediation and Related Activities - 1.7%
Bank of America Corp., Series L, 7.25%, Perpetual	1,500	1,858,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,883,932)		1,858,500

The accompanying notes are an integral part of these financial statements.

2

Villere Balanced Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS - 17.1%
Investments Purchased with Proceeds from Securities Lending - 12.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(e)	14,030,158	$14,030,158
	Shares
Money Market Funds - 4.3%
Invesco Government & Agency Portfolio - Class Institutional, 4.29%(e)	4,692,862	4,692,862
TOTAL SHORT-TERM INVESTMENTS (Cost $18,723,020)		18,723,020
TOTAL INVESTMENTS - 112.6% (Cost $107,022,468)		123,557,552
Liabilities in Excess of Other Assets - (12.6)%		(13,853,561)
TOTAL NET ASSETS - 100.0%		$109,703,991

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $13,810,574 which represented 12.6% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(d)	Step coupon bond. The rate disclosed is as of February 28, 2025.
(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

3

Villere Equity Fund
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.7%
Administrative and Support Services - 8.5%
Uber Technologies, Inc.(a)	19,850	$1,508,799
Visa, Inc. - Class A	4,730	1,715,618
		3,224,417
Ambulatory Health Care Services - 4.9%
Option Care Health, Inc.(a)	55,615	1,863,103
Beverage and Tobacco Product Manufacturing - 1.0%
PepsiCo, Inc.	2,475	379,838
Chemical Manufacturing - 6.4%
Abbott Laboratories	3,600	496,836
Colgate-Palmolive Co.	5,485	500,067
Ligand Pharmaceuticals, Inc.(a)	11,582	1,415,668
		2,412,571
Computer and Electronic Product Manufacturing - 7.2%
Microchip Technology, Inc.	5,285	311,075
ON Semiconductor Corp.(a)	17,570	826,669
Roper Technologies, Inc.	2,725	1,592,762
		2,730,506
Credit Intermediation and Related Activities - 5.5%
Euronet Worldwide, Inc.(a)	12,365	1,266,918
JPMorgan Chase & Co.	3,110	823,061
		2,089,979
Food Manufacturing - 1.0%
Mondelez International, Inc. - Class A	5,690	365,469
Insurance Carriers and Related Activities - 4.7%
Palomar Holdings, Inc.(a)	9,905	1,274,377
Progressive Corp.	1,750	493,500
		1,767,877
Management of Companies and Enterprises - 5.1%
First Interstate BancSystem, Inc. - Class A	15,725	482,757
On Holding AG - Class A(a)(b)	30,210	1,464,581
		1,947,338
Merchant Wholesalers, Durable Goods - 4.5%
Pool Corp.(b)	4,900	1,700,300
Mining (except Oil and Gas) - 3.0%
Freeport-McMoRan, Inc.	31,010	1,144,579

	Shares	Value
Miscellaneous Manufacturing - 8.4%
Johnson & Johnson	2,570	$424,102
STERIS PLC	2,005	439,616
Stryker Corp.	3,675	1,419,248
Teleflex, Inc.	6,885	913,984
		3,196,950
Performing Arts, Spectator Sports, and Related Industries - 3.0%
Caesars Entertainment, Inc.(a)	34,780	1,155,392
Petroleum and Coal Products Manufacturing - 1.1%
Chevron Corp.	2,555	405,274
Plastics and Rubber Products Manufacturing - 0.8%
Newell Brands, Inc.	45,160	289,927
Professional, Scientific, and Technical Services - 4.0%
IDEXX Laboratories, Inc.(a)	2,645	1,156,156
OmniAb, Inc.(a)	99,569	346,500
OmniAb, Inc.(a)(c)	7,705	0
OmniAb, Inc.(a)(c)	7,705	0
		1,502,656
Publishing Industries - 1.2%
Microsoft Corp.	1,140	452,569
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 4.4%
Amazon.com, Inc.(a)	7,880	1,672,766
Support Activities for Mining - 3.6%
Atlas Energy Solutions, Inc.(b)	69,845	1,353,596
Support Activities for Transportation - 3.4%
J.B. Hunt Transport Services, Inc.	7,920	1,276,625
Telecommunications - 1.2%
Verizon Communications, Inc.	10,155	437,680
Transportation Equipment Manufacturing - 1.2%
Lockheed Martin Corp.	1,000	450,370
Waste Management and Remediation Services - 1.4%
Republic Services, Inc.	2,300	545,146
Water Transportation - 2.2%
Tidewater, Inc.(a)(b)	18,575	847,392
TOTAL COMMON STOCKS (Cost $26,147,113)		33,212,320

The accompanying notes are an integral part of these financial statements.

4

Villere Equity Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 2.8%
Warehousing and Storage - 2.8%
Lineage, Inc.(b)	17,590	$1,059,798
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,310,078)		1,059,798
CONVERTIBLE PREFERRED STOCKS - 1.1%
Credit Intermediation and Related Activities - 1.1%
Bank of America Corp., Series L, 7.25%, Perpetual	360	446,040
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $452,144)		446,040
	Units
SHORT-TERM INVESTMENTS - 23.8%
Investments Purchased with Proceeds from Securities Lending - 15.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(d)	5,846,968	5,846,968
	Shares
Money Market Funds - 8.3%
Invesco Government & Agency Portfolio - Class Institutional, 4.29%(d)	3,148,160	3,148,160
TOTAL SHORT-TERM INVESTMENTS (Cost $8,995,128)		8,995,128
TOTAL INVESTMENTS - 115.4% (Cost $36,904,463)		43,713,286
Liabilities in Excess of Other Assets - (15.4)%		(5,846,968)
TOTAL NET ASSETS - 100.0%		$37,866,318

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $5,728,178 which represented 15.1% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

5

VILLERE FUNDS
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)

	Villere Balanced Fund	Villere Equity Fund
ASSETS:
Investments, at value	$123,557,552	$43,713,286
Interest receivable	229,409	9,164
Dividends receivable	53,531	17,716
Security lending income receivable	1,183	339
Dividend tax reclaims receivable	1,154	286
Receivable for fund shares sold	200	7,000
Prepaid expenses and other assets	12,040	7,499
Total assets	123,855,069	43,755,290
LIABILITIES:
Payable upon return of securities loaned	14,030,158	5,846,968
Payable to adviser	51,772	18,678
Payable for fund administration and accounting fees	23,427	6,800
Payable for capital shares redeemed	15,933	—
Payable for distribution and shareholder servicing fees	9,659	1,229
Payable for custodian fees	976	1,053
Payable for compliance fees	974	973
Payable for transfer agent fees and expenses	458	1,378
Payable for expenses and other liabilities	17,721	11,893
Total liabilities	14,151,078	5,888,972
NET ASSETS	$109,703,991	$37,866,318
Net Assets Consists of:
Paid-in capital	$99,697,210	$34,481,313
Total distributable earnings	10,006,781	3,385,005
Total net assets	$109,703,991	$37,866,318
Investor Class
Net assets	$109,703,991	$37,866,318
Shares issued and outstanding(a)	5,362,787	3,335,185
Net asset value per share	$20.46	$11.35
Cost:
Investments, at cost	$107,022,468	$36,904,463
Loaned Securities:
at value (included in investments)	$13,810,574	$5,728,178

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

VILLERE FUNDS
Statements of Operations
For the Period Ended February 28, 2025 (Unaudited)

	Villere Balanced Fund	Villere Equity Fund
INVESTMENT INCOME:
Dividend income	$567,737	$209,710
Interest income	572,979	82,960
Securities lending income	8,867	3,877
Total investment income	1,149,583	296,547
EXPENSES:
Investment advisory fee	428,635	148,003
Fund administration and accounting fees	63,687	38,757
Transfer agent fees	39,526	14,302
Federal and state registration fees	12,201	11,586
Trustees’ fees	11,990	11,238
Audit fees	6,473	6,473
Reports to shareholders	6,281	1,633
Compliance fees	6,215	6,215
Legal fees	5,357	5,352
Custodian fees	2,774	2,448
Other expenses and fees	17,820	9,969
Total expenses	600,959	255,976
Expense reimbursement by Adviser	(82,422)	(25,647)
Net expenses	518,537	230,329
Net investment income	631,046	66,218
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,108,802	1,028,288
Net realized gain (loss)	4,108,802	1,028,288
Net change in unrealized appreciation (depreciation) on:
Investments	(6,861,317)	(2,399,745)
Net change in unrealized appreciation (depreciation)	(6,861,317)	(2,399,745)
Net realized and unrealized gain (loss)	(2,752,515)	(1,371,457)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,121,469)	$(1,305,239)

The accompanying notes are an integral part of these financial statements.

7

VILLERE FUNDS
Statements of Changes in Net Assets

	Villere Balanced Fund		Villere Equity Fund
	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
OPERATIONS:
Net investment income (loss)	$631,046	$1,359,857	$66,218	$151,995
Net realized gain (loss)	4,108,802	(11,268,150)	1,028,288	(4,516,650)
Net change in unrealized appreciation (depreciation)	(6,861,317)	21,738,789	(2,399,745)	7,972,912
Net increase (decrease) in net assets from operations	(2,121,469)	11,830,496	(1,305,239)	3,608,257
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Investor Class	(1,359,792)	(2,124,814)	(151,971)	(1,761,239)
Total distributions to shareholders	(1,359,792)	(2,124,814)	(151,971)	(1,761,239)
CAPITAL TRANSACTIONS:
Subscriptions - Investor Class	895,821	4,731,700	534,260	1,354,814
Reinvestments - Investor Class	1,302,560	2,054,248	151,767	1,758,658
Redemptions - Investor Class	(10,355,434)	(27,122,175)	(3,105,221)	(2,576,025)
Net increase (decrease) in net assets from capital transactions	(8,157,053)	(20,336,227)	(2,419,194)	537,447
Net increase (decrease) in net assets	(11,638,314)	(10,630,545)	(3,876,404)	2,384,465
NET ASSETS:
Beginning of the period	121,342,305	131,972,850	41,742,722	39,358,257
End of the period	$109,703,991	$121,342,305	$37,866,318	$41,742,722
SHARES TRANSACTIONS
Subscriptions - Investor Class	43,436	237,482	47,071	121,982
Reinvestments - Investor Class	66,086	104,170	13,784	159,299
Redemptions - Investor Class	(501,682)	(1,363,186)	(273,552)	(234,384)
Total increase (decrease) in shares outstanding	(392,160)	(1,021,534)	(212,697)	46,897

The accompanying notes are an integral part of these financial statements.

8

Villere Balanced Fund
Financial Highlights
Investor Class

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$21.08	$19.48	$19.10	$26.72	$22.60	$22.08
INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.22	0.15	0.11	0.10	0.15
Net realized and unrealized gain (loss) on investments(b)	(0.48)	1.71	0.98	(4.95)	5.53	0.54
Total from investment operations	(0.37)	1.93	1.13	(4.84)	5.63	0.69
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.13)	(0.10)	(0.12)	(0.16)	(0.17)
Net realized gains	—	(0.20)	(0.65)	(2.66)	(1.35)	—
Total distributions	(0.25)	(0.33)	(0.75)	(2.78)	(1.51)	(0.17)
Net asset value, end of period	$20.46	$21.08	$19.48	$19.10	$26.72	$22.60
Total return(c)	−1.73%	10.01%	6.22%	−19.80%	25.66%	3.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$109,704	$121,342	$131,973	$142,378	$203,942	$188,201
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.05%	1.05%	1.03%	1.01%	0.99%	0.98%
After expense reimbursement/ recoupment(d)	0.91%(e)	0.99%	0.99%	0.99%	0.99%	0.98%
Ratio of net investment income (loss) to average net assets(d)	1.10%	1.09%	0.81%	0.47%	0.38%	0.69%
Portfolio turnover rate(c)	7%	14%	20%	21%	28%	22%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Prior to October 1, 2024, the Expense Cap was 0.99%. See Note 3.
The accompanying notes are an integral part of these financial statements.

9

Villere Equity Fund
Financial Highlights
Investor Class

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$11.77	$11.24	$10.90	$15.68	$12.28	$11.67
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.04	0.01	(0.04)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments(b)	(0.40)	1.00	0.63	(3.58)	3.55	0.66
Total from investment operations	(0.38)	1.04	0.64	(3.62)	3.50	0.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	—	—	—	—	(0.02)
Net realized gains	—	(0.51)	(0.30)	(1.16)	(0.10)	—
Total distributions	(0.04)	(0.51)	(0.30)	(1.16)	(0.10)	(0.02)
Redemption fee per share	—	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$11.35	$11.77	$11.24	$10.90	$15.68	$12.28
Total return(c)	−3.18%	9.54%	6.08%	−24.54%	28.63%	5.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,866	$41,743	$39,358	$38,825	$52,926	$43,115
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.30%	1.33%	1.31%	1.23%	1.21%	1.22%
After expense reimbursement/ recoupment(d)	1.17%(e)	1.25%	1.25%	1.23%	1.21%	1.22%
Ratio of net investment income (loss) to average net assets(d)	0.34%	0.39%	0.05%	(0.29)%	(0.32)%	(0.28)%
Portfolio turnover rate(c)	6%	24%	23%	12%	26%	35%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Prior to October 1, 2024, the Expense Cap was 1.25%. See Note 3.
The accompanying notes are an integral part of these financial statements.

10

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Villere Balanced Fund (the “Balanced Fund”) and the Villere Equity Fund (the “Equity Fund”) (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Balanced Fund commenced operations on September 30, 1999. The Equity Fund commenced operations on May 31, 2013.
The investment objective of the Balanced Fund is to seek long-term capital growth consistent with preservation of capital and balanced by current income. The investment objective of the Equity Fund is to achieve long-term growth.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean prices supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated St. Denis J. Villere & Co., LLC (the “Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

11

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2025. See the Schedules of Investments for industry breakouts.
Balanced Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$73,201,445	$—	$ —(a)	$73,201,445
Corporate Bonds	—	27,716,748	—	27,716,748
Real Estate Investment Trusts	2,057,839	—	—	2,057,839
Convertible Preferred Stocks	1,858,500	—	—	1,858,500
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—	14,030,158
Money Market Funds	4,692,862	—	—	4,692,862
Total Investments	$81,810,646	$27,716,748	$—(a)	$123,557,552

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.
(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $14,030,158 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The following is a reconciliation of the Balanced Fund’s Level 3 assets for which significant unobservable inputs were usedto determine fair value:

Common Stocks
Balance as of August 31, 2024	$ 0
Acquisitions	—
Dispositions	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Transfer in and/or out of Level 3	—
Balance as of February 28, 2025	$0
Change in unrealized appreciation/depreciation for Level 3 investments held at February 28, 2025	$—

12

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.
The Adviser, as the Funds’ Valuation Designee, selects and applies valuation techniques.

Type of Security	Fair Value at 2/28/25	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00

Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$33,212,320	$ —	$ —(a)	$33,212,320
Real Estate Investment Trusts	1,059,798	—	—	1,059,798
Convertible Preferred Stocks	446,040	—	—	446,040
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—	5,846,968
Money Market Funds	3,148,160	—	—	3,148,160
Total Investments	$37,866,318	$—	$ —(a)	$43,713,286

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.
(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,846,968 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The following is a reconciliation of the Equity Fund’s Level 3 assets for which significant unobservable inputs were usedto determine fair value:

Common Stocks
Balance as of August 31, 2024	$ 0
Acquisitions	—
Dispositions	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Transfer in and/or out of Level 3	—
Balance as of February 28, 2025	$0
Change in unrealized appreciation/depreciation for Level 3 investments held at February 28, 2025	$—

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

13

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
The Adviser, as the Funds’ Valuation Designee, selects and applies valuation techniques.

Type of Security	Fair Value at 2/28/25	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund’s do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund’s report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year of at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At the most recent fiscal year ended August 31, 2024, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Balanced Fund	Equity Fund
Unlimited Short-Term	$(607,586)	$(127,946)
Unlimited Long-Term	(10,660,564)	(4,388,704)
	$(11,268,150)	$(4,516,650)

As of February 28, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of February 28, 2025, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Interest income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

14

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Equity Fund charges a 2.00% redemption fee on shares held less than 60 calendar days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Equity Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund’s. The Fund’s operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”) for each Fund. Under each Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As

15

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% for the Balanced Fund and Equity Fund based upon the average daily net assets of each Fund. For the six months ended February 28, 2025, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.
The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Caps”) to 0.89% and 1.15% of each Fund’s average daily net assets for the Balanced Fund and Equity Fund, respectively. Prior to October 1, 2024, the Balanced Fund’s operating expense limitation agreement was 0.99% and the Equity Fund’s operating expense limitation agreement was 1.25%. The Operating Expense Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty days written notice to the Adviser. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Funds toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. The amount of fees waived and expenses absorbed by the Adviser during the six months ended February 28, 2025, are disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the Funds, if applicable.
As of February 28, 2025, the remaining cumulative amounts that may be recouped by the Adviser on behalf of the Funds are shown in the following table. The Adviser may recapture a portion of the unreimbursed amount no later than the date stated.

Expiration	Balanced Fund	Equity Fund
February 28, 2028	$82,422	$25,647
August 31, 2027	80,014	32,237
August 31, 2026	50,763	24,169
August 31, 2025	32,542	—

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by each Fund to Fund Services for these services for the six months ended February 28, 2025 are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.
The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board. For the six months ended February 28, 2025, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.

16

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
NOTE 4 – SECURITIES LENDING
Each Fund may lend up to 33 1/3% of its total asset value to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.
The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors, including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.
The Funds’ loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.
As of February 28, 2025, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of Securities on Loan	Payable on Collateral Received
Balanced Fund	$13,810,574	$14,030,158
Equity Fund	5,728,178	5,846,968

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio (a 3(c)7 private fund that is managed according to Rule 2a-7 under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of February 28, 2025. The remaining contractual maturity of all securities lending transactions is overnight and continuous.
The net fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Statements of Operations.
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended February 28, 2025, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments were as follows:

	Purchases	Sales/Maturities
Balanced Fund	$8,147,099	$20,490,074
Equity Fund	2,320,043	4,688,694

For the six months ended February 28, 2025, there were no purchases, sales or maturities of long-term U.S. Government obligations in the Funds.

17

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended February 28, 2025 (estimated) and the year ended August 31, 2024, for the Funds were as follows:
Balanced Fund

	February 28, 2025	August 31, 2024
Distributions paid from:
Ordinary income	$1,359,792	$823,317
Long-term capital gain	—	1,301,497
	$1,359,792	$2,124,814

Equity Fund

	February 28, 2025	August 31, 2024
Distributions paid from:
Ordinary income	$151,971	$—
Long-term capital gain	—	1,761,239
	$151,971	$1,761,239

As of the most recent fiscal year ended August 31, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

Balanced Fund
Cost of investments	$113,887,341
Gross tax unrealized appreciation	27,245,678
Gross tax unrealized depreciation	(3,849,278)
Gross tax unrealized appreciation (depreciation)	23,396,400
Undistributed ordinary income	1,359,792
Undistributed long-term capital gain	—
Total distributable earnings	1,359,792
Other distributable (accumulated) earnings (losses)	(11,268,150)
Total distributable (accumulated) earnings (losses)	$13,488,042
Equity Fund
Cost of investments	$40,970,650
Gross tax unrealized appreciation	10,416,225
Gross tax unrealized depreciation	(1,209,331)
Gross tax unrealized appreciation (depreciation)	9,206,894
Undistributed ordinary income	151,971
Undistributed long-term capital gain	—
Total distributable earnings	151,971
Other distributable (accumulated) earnings (losses)	(4,516,650)
Total distributable (accumulated) earnings (losses)	$4,842,215

18

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2024, the Funds did not defer any post-October losses or ordinary late year losses.

	Post-October Losses	Ordinary Late Year Losses
Balanced Fund	$ —	$ —
Equity Fund	—	—

NOTE 7 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the six months ended February 28, 2025, is disclosed in the Statements of Operations, if applicable. Credit facility activity for the six months ended February 28, 2025, was as follows:

	Balanced Fund	Equity Fund
Maximum available credit	$25,000,000	$2,500,000
Largest amount outstanding on an individual day	—	—
Average daily loan outstanding when in use	—	—
Credit facility outstanding as of August 31, 2024	—	—
Average interest rate when in use	—	—

19

Villere Funds
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.209.1129. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.866.209.1129. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Funds website at www.villere.com/mutual-funds/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds Form N-PORT reports may also be obtained by calling 1.866.209.1129.

20

Villere Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable

21

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	5/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	5/9/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	5/9/2025

* Print the name and title of each signing officer under his or her signature.